OTHER COMPREHENSIVE INCOME - Total Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income
Net Income Attributable to Shareowners of The Coca-Cola Company	$ 10,631	$ 10,714	$ 9,542
Net foreign currency transaction adjustments	(2,884)	883	(1,014)
Net gains (losses) on derivatives	270	(178)	4
Net change in unrealized gains (losses) on available-for-sale debt securities	(63)	24	37
Net change in pension and other postretirement benefit liabilities	109	(109)	408
Total Comprehensive Income Attributable to Shareowners of The Coca-Cola Company	8,063	11,334	8,977
Net Income (Loss) Attributable to Noncontrolling Interest	18	(11)	29
Net foreign currency translation adjustments	(9)
Net gains (losses) on derivatives attributable to noncontrolling interests	0
Net changes in unrealized gains (losses) on available-for-sale debt securities attributable to noncontrolling interests	0
Net change in pension and other postretirement benefit liabilities attributable to noncontrolling interests	0
Less: Comprehensive income (loss) attributable to noncontrolling interests	9	(158)	(89)
Consolidated Net Income	10,649	10,703	9,571
Net foreign currency translation adjustments	(2,893)	736	(1,132)
Net gains (losses) on derivatives	270	(178)	4
Net change in unrealized gains (losses) on available-for-sale debt securities	(63)	24	37
Net change in pension and other postretirement benefit liabilities	109	(109)	408
Total Comprehensive Income	$ 8,072	$ 11,176	$ 8,888